The Gabelli Small Cap Growth Fund
Schedule of Investments — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.3%
Aerospace  — 0.6%
239,500 Aerojet Rocketdyne Holdings Inc. .............. $ 11,199,020
30,000 Allied Motion Technologies Inc. ................. 1,094,700
40,000 Innovative Solutions and Support Inc.† ..... 262,400
5,000 Kratos Defense & Security Solutions Inc.† 97,000
12,653,120
Agriculture  — 0.0%
12,000 Cadiz Inc.† ............................................... 46,320
44,134 Limoneira Co. ........................................... 662,010
708,330
Automotive  — 0.2%
1,200 PACCAR Inc. ............................................ 105,912
71,000 The Shyft Group Inc. ................................ 3,488,230
3,594,142
Automotive: Parts and Accessories  — 3.9%
148,000 BorgWarner Inc. ....................................... 6,670,360
846,000 Brembo SpA ............................................. 12,068,533
94,022 China Automotive Systems Inc.† ............... 251,979
75,000 Commercial Vehicle Group Inc.† ............... 604,500
1,110,000 Dana Inc. ................................................. 25,330,200
400,000 Modine Manufacturing Co.† ...................... 4,036,000
18,000 Monro Inc. ............................................... 1,048,860
4,300 O'Reilly Automotive Inc.† ......................... 3,036,789
45,000 Puradyn Filter Technologies Inc.† .............. 4
180,500 Standard Motor Products Inc. ................... 9,456,395
244,000 Strattec Security Corp.†(a) ....................... 9,032,880
280,000 Tenneco Inc., Cl. A† .................................. 3,164,000
18,950 Thor Industries Inc. .................................. 1,966,441
20,000 Uni-Select Inc.† ........................................ 406,973
77,073,914
Aviation: Parts and Services  — 2.2%
20,000 AAR Corp.† .............................................. 780,600
9,500 Astronics Corp.† ...................................... 114,000
23,200 Astronics Corp., Cl. B† ............................. 278,632
46,000 Ducommun Inc.† ..................................... 2,151,420
670,000 Kaman Corp. ............................................ 28,910,500
89,000 Moog Inc., Cl. A ....................................... 7,206,330
16,500 Moog Inc., Cl. B ....................................... 1,310,017
23,000 Woodward Inc. ......................................... 2,517,580
43,269,079
Broadcasting  — 2.0%
119,000 Beasley Broadcast Group Inc., Cl. A† ........ 224,910
10,000 Cogeco Communications Inc. ................... 796,316
23,300 Cogeco Inc. .............................................. 1,496,232
185,000 Corus Entertainment Inc., Cl. B ................. 696,154
40,000 Fox Corp., Cl. A ........................................ 1,476,000
25,000 Gray Television Inc. .................................. 504,000
72,350 Gray Television Inc., Cl. A ......................... 1,330,516
260,000 ITV plc† ................................................... 389,051
Shares
Market
Value
13,000 Liberty Broadband Corp., Cl. A† ................ $ 2,091,700
11,000 Liberty Broadband Corp., Cl. C† ................ 1,772,100
20,000 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... 1,186,800
27,000 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 1,707,480
64,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ................................................... 3,254,400
34,452 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 1,751,884
92,340 Madison Square Garden Entertainment
Corp.† .................................................. 6,495,196
22,900 Nexstar Media Group Inc., Cl. A ................ 3,457,442
100,000 Salem Media Group Inc.† ......................... 306,000
255,000 Sinclair Broadcast Group Inc., Cl. A ........... 6,739,650
480,000 Sirius XM Holdings Inc. ............................ 3,048,000
38,723,831
Building and Construction  — 7.1%
79,000 Arcosa Inc. ............................................... 4,163,300
90,000 D.R. Horton Inc. ....................................... 9,760,500
28,000 Gibraltar Industries Inc.† .......................... 1,867,040
246,000 Herc Holdings Inc. .................................... 38,511,300
126,000 KB Home ................................................. 5,635,980
3,000 Legacy Housing Corp.† ............................ 79,410
379,500 Lennar Corp., Cl. B ................................... 36,287,790
103,000 MDC Holdings Inc. ................................... 5,750,490
18,000 Meritage Homes Corp.† ............................ 2,197,080
2,700 NVR Inc.† ................................................ 15,953,949
133,000 PulteGroup Inc. ........................................ 7,602,280
64,000 Titan Machinery Inc.† ............................... 2,156,160
153,000 Toll Brothers Inc. ...................................... 11,075,670
141,040,949
Business Services  — 2.7%
13,000 ACCO Brands Corp. .................................. 107,380
570,000 Clear Channel Outdoor Holdings Inc.† ....... 1,886,700
390,000 Diebold Nixdorf Inc.† ................................ 3,529,500
60,000 Element Solutions Inc. .............................. 1,456,800
13,000 GSE Systems Inc.† ................................... 22,230
196,000 IAA Inc.† .................................................. 9,921,520
41,000 Live Nation Entertainment Inc.† ................ 4,907,290
40,000 Loomis AB ............................................... 1,065,492
162,000 Macquarie Infrastructure Holdings LLC ..... 591,300
16,000 McGrath RentCorp ................................... 1,284,160
20,000 Sealed Air Corp. ....................................... 1,349,400
69,000 Sohgo Security Services Co. Ltd. .............. 2,741,285
50,000 Team Inc.† ............................................... 54,500
338,000 The Interpublic Group of Companies Inc. .. 12,658,100
25,000 TransAct Technologies Inc.† ..................... 272,500
1,612,500 Trans-Lux Corp.†(a) ................................. 839,306
35,000 United Rentals Inc.† ................................. 11,630,150
54,317,613

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable  — 0.6%
52,500 AMC Networks Inc., Cl. A† ........................ $ 1,808,100
39,000 DISH Network Corp., Cl. A† ...................... 1,265,160
30,000 EchoStar Corp., Cl. A† .............................. 790,500
121,000 Liberty Global plc, Cl. A† .......................... 3,356,540
138,000 Liberty Global plc, Cl. C† .......................... 3,876,420
84,000 WideOpenWest Inc.† ................................ 1,807,680
12,904,400
Communications Equipment  — 0.0%
242,000 Communications Systems Inc. .................. 580,800
5,000 Telesat Corp.† .......................................... 143,350
724,150
Computer Software and Services  — 2.0%
90,000 Activision Blizzard Inc. .............................. 5,987,700
375,000 Alithya Group Inc., Cl. A† .......................... 956,250
140,000 GTY Technology Holdings Inc.† ................ 938,000
12,000 MKS Instruments Inc. ............................... 2,090,040
30,400 Rockwell Automation Inc. ......................... 10,605,040
34,000 Tyler Technologies Inc.† ........................... 18,290,300
38,867,330
Consumer Products  — 2.3%
35,000 1-800-Flowers.com Inc., Cl. A† ................. 817,950
68,000 Brunswick Corp. ....................................... 6,849,640
32,000 Chofu Seisakusho Co. Ltd. ........................ 567,504
40,500 Church & Dwight Co. Inc. ......................... 4,151,250
17,000 Energizer Holdings Inc. ............................. 681,700
2,000 Harley-Davidson Inc. ................................ 75,380
47,500 Hunter Douglas NV† ................................. 9,312,361
2,500 Kobayashi Pharmaceutical Co. Ltd. ........... 196,470
3,800 LCI Industries .......................................... 592,306
220,000 Marine Products Corp. .............................. 2,750,000
3,000 National Presto Industries Inc. .................. 246,090
190,000 Sally Beauty Holdings Inc.† ...................... 3,507,400
215,000 Samick Musical Instruments Co. Ltd. ........ 330,074
3,700 Shimano Inc. ............................................ 986,195
10,000 Steven Madden Ltd. .................................. 464,700
1,000,000 Swedish Match AB ................................... 7,970,164
10,000 The Scotts Miracle-Gro Co. ....................... 1,610,000
9,500 WD-40 Co. ............................................... 2,324,080
84,000 Wolverine World Wide Inc. ....................... 2,420,040
45,853,304
Consumer Services  — 0.9%
53,000 Bowlin Travel Centers Inc.† ....................... 298,125
3,000 H&E Equipment Services Inc. ................... 132,810
5,000 IAC/InterActiveCorp.† ............................... 653,550
260,000 KAR Auction Services Inc.† ...................... 4,061,200
356,000 Rollins Inc. ............................................... 12,178,760
17,324,445
Shares
Market
Value
Diversified Industrial  — 10.8%
10,000 Acuity Brands Inc. .................................... $ 2,117,200
55,000 Albany International Corp., Cl. A ................ 4,864,750
192,500 Ampco-Pittsburgh Corp.† ......................... 962,500
64,000 Burnham Holdings Inc., Cl. A .................... 885,760
357,500 Crane Co. ................................................. 36,368,475
100,000 EnPro Industries Inc. ................................ 11,007,000
110,000 Greif Inc., Cl. A ......................................... 6,640,700
96,362 Greif Inc., Cl. B ......................................... 5,760,520
1,300,000 Griffon Corp. ............................................ 37,024,000
18,000 Hyster-Yale Materials Handling Inc. ........... 739,800
4,000 JSP Corp. ................................................ 56,855
80,022 Kimball International Inc., Cl. B ................. 818,625
80,500 L.B. Foster Co., Cl. A† ............................... 1,106,875
50,000 Lawson Products Inc.† ............................. 2,737,500
44,000 Lincoln Electric Holdings Inc. .................... 6,136,680
37,800 Lindsay Corp. ........................................... 5,745,600
38,000 Matthews International Corp., Cl. A ........... 1,393,460
920,000 Myers Industries Inc. ................................ 18,409,200
72,000 Oil-Dri Corp. of America ............................ 2,356,560
13,000 Olin Corp. ................................................ 747,760
300,000 Park-Ohio Holdings Corp. ......................... 6,351,000
12,500 Pentair plc ................................................ 912,875
14,500 Roper Technologies Inc. ........................... 7,131,970
55,000 Sonoco Products Co. ................................ 3,183,950
52,000 Standex International Corp. ....................... 5,754,320
110,000 Steel Connect Inc.† .................................. 152,900
84,029 Steel Partners Holdings LP† ..................... 3,529,218
13,000 T. Hasegawa Co. Ltd. ................................ 305,590
7,000 Terex Corp. .............................................. 307,650
339,000 Textron Inc. .............................................. 26,170,800
375,000 Tredegar Corp. ......................................... 4,432,500
228,000 Trinity Industries Inc. ................................ 6,885,600
45,000 Ultra Electronics Holdings plc ................... 1,936,930
212,935,123
Electronics  — 2.0%
136,000 Badger Meter Inc. ..................................... 14,492,160
213,800 Bel Fuse Inc., Cl. A(a) ............................... 3,089,410
460,000 CTS Corp. ................................................ 16,891,200
32,000 Daktronics Inc.† ....................................... 161,600
115,000 Gentex Corp. ............................................ 4,007,750
20,000 IMAX Corp.† ............................................ 356,800
30,000 Renesas Electronics Corp.† ...................... 371,121
63,000 Stoneridge Inc.† ....................................... 1,243,620
40,613,661
Energy and Utilities  — 2.0%
18,000 Avangrid Inc. ............................................ 897,840
13,000 Callon Petroleum Co.† .............................. 614,250
10,500 Chesapeake Utilities Corp. ........................ 1,531,005
35,500 CMS Energy Corp. .................................... 2,309,275
11,000 Consolidated Water Co. Ltd. ...................... 117,040

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
38,000 Diamondback Energy Inc. ......................... $ 4,098,300
50,000 Dril-Quip Inc.† .......................................... 984,000
74,000 Energy Recovery Inc.† .............................. 1,590,260
25,000 Landis+Gyr Group AG ............................... 1,694,195
25,000 Marathon Petroleum Corp. ........................ 1,599,750
3,500 Middlesex Water Co. ................................. 421,050
11,000 Northwest Natural Holding Co. .................. 536,580
21,500 NorthWestern Corp. .................................. 1,228,940
10,000 Otter Tail Corp. ......................................... 714,200
1,840,000 RPC Inc.† ................................................ 8,353,600
20,000 Siemens Gamesa Renewable Energy SA† .. 479,764
88,500 SJW Group .............................................. 6,478,200
32,500 Southwest Gas Holdings Inc. .................... 2,276,625
9,000 Spire Inc. ................................................. 586,980
33,200 The York Water Co. ................................... 1,652,696
55,000 Vestas Wind Systems A/S ......................... 1,684,004
39,848,554
Entertainment  — 1.3%
43,000 Discovery Inc., Cl. A† ............................... 1,012,220
70,000 Discovery Inc., Cl. C† ............................... 1,603,000
76,500 Inspired Entertainment Inc.† ..................... 991,440
116,000 Liberty Media Corp.- Liberty Braves, Cl. A† 3,335,000
197,000 Liberty Media Corp.- Liberty Braves, Cl. C† 5,535,700
34,000 Madison Square Garden Sports Corp.† ..... 5,906,820
50,000 Manchester United plc, Cl. A ..................... 712,000
9,500 Take-Two Interactive Software Inc.† .......... 1,688,340
4,000 The Walt Disney Co.† ............................... 619,560
36,000 Universal Entertainment Corp.† ................. 763,940
57,000 World Wrestling Entertainment Inc., Cl. A .. 2,812,380
24,980,400
Environmental Services  — 0.5%
66,000 Republic Services Inc. .............................. 9,203,700
Equipment and Supplies  — 16.4%
21,500 A.O. Smith Corp. ...................................... 1,845,775
402,500 AMETEK Inc. ............................................ 59,183,600
52,000 AZZ Inc. ................................................... 2,875,080
13,000 Chart Industries Inc.† ............................... 2,073,370
144,000 CIRCOR International Inc.† ....................... 3,913,920
317,000 Core Molding Technologies Inc.† .............. 2,697,670
120,000 Crown Holdings Inc. ................................. 13,274,400
2,025 Danaher Corp. .......................................... 666,245
100,000 Donaldson Co. Inc. ................................... 5,926,000
54,000 Entegris Inc. ............................................. 7,483,320
216,000 Federal Signal Corp. ................................. 9,361,440
241,000 Flowserve Corp. ....................................... 7,374,600
161,000 Franklin Electric Co. Inc. ........................... 15,224,160
447,000 Graco Inc. ................................................ 36,037,140
35,000 IDEX Corp. ............................................... 8,271,200
143,000 Interpump Group SpA .............................. 10,492,814
Shares
Market
Value
7,800 Littelfuse Inc. ........................................... $ 2,454,504
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 1,020,343
60,000 Minerals Technologies Inc. ....................... 4,389,000
6,000 MSA Safety Inc. ....................................... 905,760
677,000 Mueller Industries Inc. .............................. 40,186,720
335,000 Mueller Water Products Inc., Cl. A ............. 4,824,000
3,500 Teleflex Inc. .............................................. 1,149,680
170,000 Tennant Co. .............................................. 13,776,800
748,000 The Gorman-Rupp Co. .............................. 33,323,400
98,000 The Greenbrier Companies Inc. ................. 4,497,220
110,003 The L.S. Starrett Co., Cl. A† ...................... 1,028,528
30,000 The Manitowoc Co. Inc.† .......................... 557,700
55,000 The Middleby Corp.† ................................ 10,821,800
35,000 The Timken Co. ........................................ 2,425,150
30,000 The Toro Co. ............................................ 2,997,300
7,000 Valmont Industries Inc. ............................. 1,753,500
7,875 Watsco Inc., Cl. B ..................................... 2,462,040
47,000 Watts Water Technologies Inc., Cl. A ......... 9,125,990
324,400,169
Financial Services  — 5.1%
5,000 Alleghany Corp.† ...................................... 3,337,950
8,240 Ameris Bancorp ....................................... 409,363
25,000 Argo Group International Holdings Ltd. ..... 1,452,750
12,000 Capitol Federal Financial Inc. ..................... 135,960
20,900 Crazy Woman Creek Bancorp Inc. ............. 584,155
325,000 Energy Transfer LP ................................... 2,674,750
130 Farmers & Merchants Bank of Long Beach 1,043,900
329,950 Flushing Financial Corp. ............................ 8,017,785
66,000 FNB Corp. ................................................ 800,580
195,000 GAM Holding AG† .................................... 291,045
278,000 Hope Bancorp Inc. .................................... 4,089,380
410,000 Huntington Bancshares Inc. ...................... 6,322,200
682,000 KKR & Co. Inc. ......................................... 50,809,000
80,000 Medallion Financial Corp.† ........................ 464,000
8,000 PROG Holdings Inc.† ................................ 360,880
63,793 Pzena Investment Management Inc., Cl. A . 604,120
44,000 Sandy Spring Bancorp Inc. ....................... 2,115,520
13,500 Sculptor Capital Management Inc. ............. 288,225
800 SouthState Corp. ...................................... 64,088
372,000 Sterling Bancorp ...................................... 9,593,880
41,000 Synovus Financial Corp. ........................... 1,962,670
16,000 TFS Financial Corp. ................................... 285,920
15,000 Thomasville Bancshares Inc. ..................... 967,500
230,000 Valley National Bancorp ............................ 3,162,500
35,500 Value Line Inc. ......................................... 1,662,110
10,000 Waterloo Investment Holdings Ltd.†(b) ..... 3,000
133,000 Wright Investors' Service Holdings Inc.† ... 38,570
101,541,801
Food and Beverage  — 6.2%
425,000 Arca Continental SAB de CV ...................... 2,698,762
80,000 Brown-Forman Corp., Cl. A ....................... 5,423,200

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
40,000 Bull-Dog Sauce Co. Ltd. ............................ $ 729,201
900,000 China Tontine Wines Group Ltd.† .............. 11,080
195,000 Chr. Hansen Holding A/S ........................... 15,386,134
283,000 Crimson Wine Group Ltd.† ....................... 2,334,750
220,000 Denny's Corp.† ........................................ 3,520,000
500,000 Dynasty Fine Wines Group Ltd.† ............... 25,970
80,000 Farmer Brothers Co.† ............................... 596,000
412,000 Flowers Foods Inc. ................................... 11,317,640
115,000 ITO EN Ltd. .............................................. 6,038,425
46,000 Iwatsuka Confectionery Co. Ltd. ................ 1,567,591
23,000 J & J Snack Foods Corp. .......................... 3,633,080
110,000 Kameda Seika Co. Ltd. .............................. 4,088,064
244,000 Kikkoman Corp. ........................................ 20,511,866
675,000 Maple Leaf Foods Inc. .............................. 15,613,661
6,000 MEIJI Holdings Co. Ltd. ............................ 357,820
17,000 MGP Ingredients Inc. ................................ 1,444,830
66,000 Morinaga Milk Industry Co. Ltd. ................ 3,132,748
45,000 Nissin Foods Holdings Co. Ltd. ................. 3,282,187
15,000 Post Holdings Inc.† .................................. 1,690,950
70,000 Rock Field Co. Ltd. ................................... 916,456
1,800 The Boston Beer Co. Inc., Cl. A† ............... 909,180
57,200 The J.M. Smucker Co. .............................. 7,768,904
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 1,284,057
35,000 Tootsie Roll Industries Inc. ....................... 1,268,050
370,000 Vina Concha y Toro SA ............................. 568,897
950,000 Vitasoy International Holdings Ltd. ............ 1,917,654
20,000 Willamette Valley Vineyards Inc.† .............. 173,600
100,000 Yakult Honsha Co. Ltd. ............................. 5,216,031
123,426,788
Health Care  — 5.5%
1,400 Align Technology Inc.† ............................. 920,052
6,700 Bio-Rad Laboratories Inc., Cl. A† .............. 5,062,319
13,500 Bruker Corp. ............................................ 1,132,785
1,000 Chemed Corp. .......................................... 529,040
21,500 CONMED Corp. ........................................ 3,047,840
32,000 Covetrus Inc.† .......................................... 639,040
403,000 Cutera Inc.† ............................................. 16,651,960
12,500 Dexcom Inc.† ........................................... 6,711,875
10,000 Evolent Health Inc., Cl. A† ......................... 276,700
8,000 Global Blood Therapeutics Inc.† ................ 234,160
154,000 Globus Medical Inc., Cl. A† ....................... 11,118,800
71,000 Henry Schein Inc.† ................................... 5,504,630
28,200 ICU Medical Inc.† ..................................... 6,692,988
34,000 Masimo Corp.† ........................................ 9,954,520
80,000 Meridian Bioscience Inc.† ......................... 1,632,000
45,000 Neogen Corp.† ......................................... 2,043,450
90,000 NuVasive Inc.† ......................................... 4,723,200
216,000 OPKO Health Inc.† .................................... 1,038,960
129,000 Orthofix Medical Inc.† .............................. 4,010,610
Shares
Market
Value
19,000 Patterson Cos. Inc. ................................... $ 557,650
70,500 Quidel Corp.† ........................................... 9,516,795
24,000 Seikagaku Corp. ....................................... 196,331
28,000 STERIS plc ............................................... 6,815,480
1,900 Straumann Holding AG ............................. 4,038,960
3,000 Stryker Corp. ............................................ 802,260
35,000 Surgalign Holdings Inc.† .......................... 25,074
30,000 SurModics Inc.† ....................................... 1,444,500
22,500 Teladoc Health Inc.† ................................. 2,065,950
100 The Cooper Companies Inc. ...................... 41,894
38,000 United-Guardian Inc. ................................ 623,200
108,053,023
Home Furnishings  — 0.3%
171,500 Bassett Furniture Industries Inc. ............... 2,876,055
5,000 Ethan Allen Interiors Inc. .......................... 131,450
70,000 La-Z-Boy Inc. ........................................... 2,541,700
5,549,205
Hotels and Gaming  — 4.3%
66,000 Boyd Gaming Corp.† ................................ 4,327,620
191,040 Canterbury Park Holding Corp.† ................ 3,297,351
112,000 Churchill Downs Inc. ................................ 26,980,800
120,000 Formosa International Hotels Corp. ........... 654,932
530,000 Full House Resorts Inc.† ........................... 6,418,300
48,508 Gaming and Leisure Properties Inc., REIT . 2,360,399
6,000 GAN Ltd.† ................................................ 55,140
750,000 Genting Singapore Ltd. ............................. 431,322
105,000 Golden Entertainment Inc.† ....................... 5,305,650
2,550,000 Mandarin Oriental International Ltd.† ........ 5,712,000
3,500 Penn National Gaming Inc.† ...................... 181,475
254,400 Ryman Hospitality Properties Inc., REIT† .. 23,394,624
2,500,000 The Hongkong & Shanghai Hotels Ltd.† .... 2,196,203
127,000 The Marcus Corp.† ................................... 2,268,220
13,500 Wynn Resorts Ltd.† .................................. 1,148,040
84,732,076
Machinery  — 3.1%
336,000 Astec Industries Inc. ................................. 23,274,720
1,420,000 CNH Industrial NV .................................... 27,590,600
90,000 Kennametal Inc. ....................................... 3,231,900
5,000 Nordson Corp. ......................................... 1,276,350
160,000 The Eastern Co. ........................................ 4,025,600
100,000 Twin Disc Inc.† ......................................... 1,096,000
60,495,170
Manufactured Housing and Recreational
Vehicles  — 1.8%
71,000 Cavco Industries Inc.† .............................. 22,553,150
70,300 Nobility Homes Inc. .................................. 2,460,500
81,500 Skyline Champion Corp.† ......................... 6,436,870
52,000 Winnebago Industries Inc. ........................ 3,895,840
35,346,360

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining  — 0.0%
45,000 Ivanhoe Mines Ltd., Cl. A† ........................ $ 367,129
95,000 Kinross Gold Corp. ................................... 551,950
919,079
Publishing  — 0.9%
2,500 Graham Holdings Co., Cl. B ....................... 1,574,575
5,000 John Wiley & Sons Inc., Cl. B ................... 286,700
34,000 News Corp., Cl. A ..................................... 758,540
775,000 The E.W. Scripps Co., Cl. A ....................... 14,996,250
17,616,065
Real Estate  — 2.9%
78,500 Capital Properties Inc., Cl. A ..................... 989,100
7,567 Gyrodyne LLC† ........................................ 87,096
259,000 Indus Realty Trust Inc., REIT ..................... 20,994,540
17,500 Lamar Advertising Co., Cl. A, REIT ............ 2,122,750
89,800 Morguard Corp. ........................................ 9,687,425
10,000 Reading International Inc., Cl. A† .............. 40,400
3,500 Reading International Inc., Cl. B† .............. 80,500
20,000 Seritage Growth Properties, Cl. A, REIT† ... 265,400
125,000 Tejon Ranch Co.† ..................................... 2,385,000
395,000 The St. Joe Co. ......................................... 20,559,750
102,136 Trinity Place Holdings Inc.† ...................... 187,930
57,399,891
Retail  — 5.8%
129,000 AutoNation Inc.† ...................................... 15,073,650
9,000 Big 5 Sporting Goods Corp. ...................... 171,090
900 Biglari Holdings Inc., Cl. A† ...................... 625,500
87,000 Copart Inc.† ............................................. 13,190,940
417,000 Ingles Markets Inc., Cl. A .......................... 36,003,780
30,000 Lands' End Inc.† ...................................... 588,900
75,000 Movado Group Inc. ................................... 3,137,250
155,500 Nathan's Famous Inc. ............................... 9,079,645
71,000 Penske Automotive Group Inc. .................. 7,612,620
93,000 Pets at Home Group plc ............................ 585,343
337,500 Rush Enterprises Inc., Cl. B ...................... 18,214,875
10,000 Salvatore Ferragamo SpA† ....................... 256,504
10,000 The Cheesecake Factory Inc.† ................... 391,500
33,000 Tractor Supply Co. .................................... 7,873,800
60,000 Village Super Market Inc., Cl. A ................. 1,403,400
4,000 Vroom Inc.† ............................................. 43,160
8,600 Weis Markets Inc. ..................................... 566,568
600 Winmark Corp. ......................................... 148,974
114,967,499
Specialty Chemicals  — 3.2%
3,500 Albemarle Corp. ....................................... 818,195
28,000 Ashland Global Holdings Inc. .................... 3,014,480
965,500 Ferro Corp.† ............................................. 21,076,865
122,000 GCP Applied Technologies Inc.† ................ 3,862,520
250,000 H.B. Fuller Co. .......................................... 20,250,000
Shares
Market
Value
37,500 Hawkins Inc. ............................................ $ 1,479,375
40,000 Huntsman Corp. ....................................... 1,395,200
5,800 NewMarket Corp. ..................................... 1,987,776
8,400 Quaker Chemical Corp. ............................. 1,938,552
35,500 Sensient Technologies Corp. ..................... 3,552,130
2,500 Takasago International Corp. ..................... 62,810
91,200 The General Chemical Group Inc.† ............ 0
95,000 Valvoline Inc. ........................................... 3,542,550
62,980,453
Telecommunications  — 0.7%
60,000 Consolidated Communications Holdings
Inc.† ..................................................... 448,800
70,000 Gogo Inc.† ............................................... 947,100
3,500 IDT Corp., Cl. B† ...................................... 154,560
61,000 Iridium Communications Inc.† .................. 2,518,690
86,000 Nuvera Communications Inc. .................... 1,806,000
82,000 Rogers Communications Inc., Cl. B ........... 3,905,660
73,000 Shenandoah Telecommunications Co. ....... 1,861,500
800,000 VEON Ltd., ADR† ..................................... 1,368,000
13,010,310
Transportation  — 2.0%
378,000 GATX Corp. .............................................. 39,383,820
18,600 Irish Continental Group plc† ..................... 95,822
100,053 Navigator Holdings Ltd.† .......................... 887,470
40,367,112
Wireless Communications  — 0.0%
22,000 United States Cellular Corp.† .................... 693,440
TOTAL COMMON STOCKS .................. 1,966,134,486
CLOSED-END FUNDS  — 0.2%
55,000 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 1,451,450
32,729 The European Equity Fund Inc. .................. 339,439
119,537 The New Germany Fund Inc. ..................... 1,770,343
TOTAL CLOSED-END FUNDS ................ 3,561,232
PREFERRED STOCKS  — 0.2%
Automotive: Parts and Accessories  — 0.2%
95,000 Jungheinrich AG ....................................... 4,854,108
RIGHTS  — 0.0%
Entertainment  — 0.0%
1,680,000 Media General Inc., CVR†(b) ..................... 2
WARRANTS  — 0.0%
Business Services  — 0.0%
1 Internap Corp., expire 05/08/24†(b) .......... 652

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2021 (Unaudited)
Shares
Market
Value
WARRANTS (Continued)
Diversified Industrial  — 0.0%
140,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 82,572
TOTAL WARRANTS .......................... 83,224
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.1%
$ 2,035,000 U.S. Treasury Bills,
0.005% to 0.030%††,
01/20/22 to 03/24/22 ............................ 2,034,952
TOTAL MISCELLANEOUS INVESTMENTS
— 0.2%(c) ................................. 3,454,706
TOTAL INVESTMENTS — 100.0%
(Cost $513,772,103) ............................. $ 1,980,122,710
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Represents previously undisclosed, unrestricted securities which the
Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust